Property and Equipment	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Property and Equipment	Property and Equipment

	Engineering Equipment $	Office Equipment $	Leasehold Improvements $	Other $	Total $
Cost
December 31, 2023	154.1	75.1	238.2	52.8	520.2
Additions	39.6	3.9	29.9	9.2	82.6
Additions arising on acquisitions	4.2	3.4	6.1	0.6	14.3
Disposals	(30.9)	(9.2)	(24.4)	(4.1)	(68.6)
Impact of foreign exchange	6.8	4.8	9.1	3.5	24.2
December 31, 2024	173.8	78.0	258.9	62.0	572.7
Additions	40.0	4.4	18.4	6.9	69.7
Additions arising on acquisitions	1.1	0.2	21.1	—	22.4
Disposals	(14.0)	(1.8)	(27.8)	(4.6)	(48.2)
Impact of foreign exchange	(4.1)	(3.1)	(2.2)	(2.5)	(11.9)
December 31, 2025	196.8	77.7	268.4	61.8	604.7
Accumulated depreciation
December 31, 2023	68.5	41.4	125.4	17.4	252.7
Depreciation	25.5	9.5	27.0	5.7	67.7
Disposals	(29.6)	(8.7)	(23.0)	(3.5)	(64.8)
Net impairment (note 11)	—	0.5	5.4	—	5.9
Impact of foreign exchange	3.2	1.1	6.7	1.2	12.2
December 31, 2024	67.6	43.8	141.5	20.8	273.7
Depreciation	27.8	8.3	28.7	5.8	70.6
Disposals	(11.6)	(1.3)	(27.4)	(3.4)	(43.7)
Net impairment (note 11)	—	—	2.3	—	2.3
Impact of foreign exchange	(2.1)	(2.3)	(1.3)	(0.9)	(6.6)
December 31, 2025	81.7	48.5	143.8	22.3	296.3
Net book value
December 31, 2024	106.2	34.2	117.4	41.2	299.0
December 31, 2025	115.1	29.2	124.6	39.5	308.4

Included in the Other category is automotive equipment, buildings, land, and an ownership interest in an aircraft.